I represent that this English language American Express Investors
Certificate prospectus represents a fair and accurate translation of a Spanish language American Express Investors Certificate prospectus.


/s/ Bruce A. Kohn
Bruce A. Kohn
Vice President and General Counsel
American Express Certificate Company

May 22, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:   Document Control - EDGAR

RE:     American Express Certificate Company (AECC)
        American Express Investors Certificate
        File No. 33-26844

Dear Commissioners:

Registrant certifies that the form of prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,





/s/ Bruce A. Kohn
Bruce A. Kohn
Vice President and General Counsel